COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Contingencies

On February 6, 2024, the Group entered into definitive agreements with TJBio Hangzhou and its investors which provided that the Group’s wholly-owned subsidiary, I-Mab Hong Kong, would transfer the equity interests it held in TJBio Hangzhou to certain participating shareholders of TJBio Hangzhou in exchange for extinguishment of certain existing repurchase obligations owed by I-Mab Hong Kong to those shareholders.

In connection with the divestiture of its Greater China assets and business operations, the Group transferred the equity interests it held in TJBio Hangzhou to certain participating shareholders of TJBio Hangzhou in exchange for extinguishment of the existing repurchase obligations owed by I-Mab Hong Kong to those shareholders in the amount of approximately $183 million. However, the non-participating shareholders of TJBio Hangzhou initiated legal proceedings against I-Mab Hong Kong and the Group in connection with the aforementioned transaction. On January 31, 2024, the non-participating shareholders of TJBio Hangzhou, commenced arbitration against I-Mab Hong Kong before China International Economic and Trade Arbitration Commission Zhejiang Sub-Commission. These non-participating shareholders sought monetary relief amounting to $17.4 million as of January 29, 2024 in total and an order that I-Mab Hong Kong pay all arbitration fees and property preservation fees incurred by them. The arbitration proceedings were concluded and I-Mab settled with the non-participating shareholders in the second half of 2024.

The Group did not have significant long-term obligations, or guarantees as of June 30, 2025 and December 31, 2024.

On March 1, 2022, the Group filed a complaint in the United States District Court for the District of Delaware, naming Inhibrx, Inc. and Dr. Brendan Eckelman as defendants (together “the Defendants”). This trial was related to the litigation against the Defendants’ alleged misappropriation of the Company’s preclinical and clinical trade secret data, allegedly obtained by Dr. Eckelman while acting as an expert witness for Tracon. The Company sought damages in the form of a lump sum reasonable royalty, along with exemplary damages for Defendants’ willful and malicious misappropriation. The judge bifurcated for a later bench trial the Company’s claims related to Defendants’ misappropriation of its business trade secret information. On November 1, 2024, a federal jury in the United

States District Court for the District of Delaware found in favor of the Defendants in this bifurcated trial relating to a portion of the Company’s trade secret information.